Collection Period Ended
30-Apr-2014
Principal
Note
Payment
Factor
0.00
0.000000
0.00
0.000000
0.00
0.000000
17,787,210.38
0.687837
17,787,210.38
Interest & Principal
Payment
0.00
0.00
0.00
17,897,951.39
$17,897,951.39
Total
$110,741.01
Class A-3 Notes
0.850000%
0.00
0.000000
0.000000
Class A-4 Notes
1.220000%
110,741.01
0.835781
135.078878
Class A-1 Notes
0.216670%
0.00
0.000000
0.000000
Class A-2 Notes
0.262200%
0.00
0.000000
0.000000
Current Overcollateralization Amount
108,958,181.84
6.65%
Interest per
Interest & Principal Payment
Interest Rate
Interest Payment
$1000 Face Amount
per $1000 Face Amount
Amount
Percentage
Initial Overcollateralization Amount
90,968,899.86
5.55%
Target Overcollateralization Amount
108,958,181.84
6.65%
Yield Supplement Overcollateralization Amount
53,171,320.50
6,432,601.43
5,876,499.82
Pool Balance
1,691,640,220.36
224,316,365.83
205,973,053.84
Overcollateralization
90,968,899.86
108,958,181.84
108,958,181.84
Adjusted Pool Balance
1,638,468,899.86
217,883,764.40
200,096,554.02
Class A-4 Notes
132,500,000.00
108,925,582.56
91,138,372.18
134.243097
Total Note Balance
1,547,500,000.00
108,925,582.56
91,138,372.18
Class A-2 Notes
469,000,000.00
0.00
0.00
0.000000
Class A-3 Notes
451,000,000.00
0.00
0.00
0.000000
Balance
Balance
Balance
Face Amount
Class A-1 Notes
495,000,000.00
0.00
0.00
0.000000
1-m Libor
0.152200%
Summary
Initial
Beginning
Ending
Principal per $1000
30
Interest Period of the Class A-3 and A-4 Notes (from... to)
15-Apr-2014
15-May-2014
30/360 Days
30
Distribution Date
15-May-2014
Interest Period of the Class A-1 and A-2 Notes (from... to)
15-Apr-2014
15-May-2014 Actual/360 Days
Collection Period (from... to)
1-Apr-2014
30-Apr-2014
Determination Date
13-May-2014
Record Date
14-May-2014
Mercedes-Benz Auto Receivables Trust 2011-1
Investor Report
Amounts in USD
Dates
Collection Period No.
34

Aggregate Principal Distributable Amount
17,787,210.38
17,787,210.38
Regular Principal Distributable Amount
17,787,210.38
17,787,210.38
110,741.01
110,741.01
0.00
0.00
Priority Principal Distributable Amount
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
110,741.01
110,741.01
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
Monthly Interest Distributable Amount
110,741.01
110,741.01
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
Total Servicing Fee
186,930.30
186,930.30
0.00
Total Trustee Fee
0.00
0.00
0.00
Total Distribution
Distribution Detail
Due
Paid
Shortfall
18,927,667.22
Reserve Fund Draw Amount
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
Available Funds
18,927,667.22
(9) Excess Collections to Certificateholders
842,785.53
Investment Earnings
0.00
(6) Regular Principal Distributable Amount
17,787,210.38
Available Collections
18,927,667.22
(7) Additional Servicing Fee and Transition Costs
0.00
Purchase Amounts
0.00
(4) Priority Principal Distributable Amount
0.00
Advances made by the Servicer
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
0.00
Net Liquidation Proceeds
161.00
(2) Total Trustee Fees (max. $100,000 p.a.)
0.00
Recoveries
110,540.08
(3) Interest Distributable Amount Class A Notes
110,741.01
Principal Collections
18,146,086.23
(1) Total Servicing Fee
186,930.30
Interest Collections
670,879.91
Nonrecoverable Advances to the Servicer
0.00
Available Funds
Distributions

Investment Earnings for the Collection Period
0.00
Notice to Investors
Reserve Fund Amount - Ending Balance
4,096,172.25
Reserve Fund Deficiency
0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund
0.00
Net Investment Earnings on the Collection Account
0.00
plus Net Investment Earnings for the Collection Period
0.00
minus Net Investment Earnings
0.00
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Beginning Balance
4,096,172.25
plus top up Reserve Fund up to the Required Amount
0.00
Reserve Fund
Reserve Fund Required Amount
4,096,172.25
Reserve Fund and Investment Earnings

Principal Recoveries
109,283.13
Principal Net Losses
Principal Gross Losses
197,225.76
Principal Net Liquidation Proceeds
115.20
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance
0.218%
Total
205,973,053.84
19,807
100.00%
87,827.43
Cumulative Principal Net Losses
3,679,460.27
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
61-90 Days Delinquent
430,682.65
32
0.21%
91-120 Days Delinquent
139,379.82
11
0.07%
Delinquency Profile *
Amount
31-60 Days Delinquent
1,820,111.55
152
0.88%
45.89
20.78
Percentage
Current
203,582,879.82
19,612
98.84%
Weighted Average Seasoning (months)
13.28
44.31
19,807
Pool Factor
12.18%
Number of Receivables
As of Cutoff Date
Current
Weighted Average APR
3.62%
3.60%
Weighted Average Number of Remaining Payments
Principal Gross Losses
Pool Balance beginning of Collection Period
224,316,365.83
197,225.76
Pool Balance end of Collection Period
205,973,053.84
Cutoff Date Pool Balance
1,691,640,220.36
Principal Collections attributable to Full Pay-offs
5,924,160.63
Principal Purchase Amounts
0.00
20,962
Principal Collections
12,221,925.60
Pool Statistics
Pool Data
Amount
Number of Receivables
62,088